UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

FORM N-Q

MARCH 31, 2015

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited)	March 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 16.3%
Media - 12.0%
DISH Network Corp., Class A Shares	144,142	$10,098,588	*
SES	81,743	2,893,306	(a)
Time Warner Cable Inc.	47,214	7,076,434
Time Warner Inc.	111,597	9,423,251
Twenty-First Century Fox Inc., Class B Shares	172,418	5,669,104

Total Media		35,160,683

Multiline Retail - 2.4%
Target Corp.	87,448	7,176,857

Specialty Retail - 1.9%
Home Depot Inc.	48,257	5,482,478

TOTAL CONSUMER DISCRETIONARY		47,820,018

CONSUMER STAPLES - 11.0%
Beverages - 1.0%
Anheuser-Busch InBev NV, ADR	24,145	2,943,517

Food & Staples Retailing - 4.1%
CVS Health Corp.	115,293	11,899,391

Household Products - 1.3%
Kimberly-Clark Corp.	36,602	3,920,440

Tobacco - 4.6%
Altria Group Inc.	47,139	2,357,893
Lorillard Inc.	81,384	5,318,444
Philip Morris International Inc.	75,884	5,716,342

Total Tobacco		13,392,679

TOTAL CONSUMER STAPLES		32,156,027

ENERGY - 9.4%
Energy Equipment & Services - 3.6%
Halliburton Co.	156,820	6,881,262
National-Oilwell Varco Inc.	72,110	3,604,779

Total Energy Equipment & Services		10,486,041

Oil, Gas & Consumable Fuels - 5.8%
Chevron Corp.	55,102	5,784,608
Exxon Mobil Corp.	74,899	6,366,415
Royal Dutch Shell PLC, ADR, Class A Shares	44,381	2,647,326
Suncor Energy Inc.	77,387	2,263,570

Total Oil, Gas & Consumable Fuels		17,061,919

TOTAL ENERGY		27,547,960

FINANCIALS - 24.9%
Banks - 11.2%
Citigroup Inc.	92,630	4,772,298
JPMorgan Chase & Co.	168,204	10,189,798
U.S. Bancorp	172,901	7,550,587
Wells Fargo & Co.	190,749	10,376,745

Total Banks		32,889,428

Capital Markets - 3.0%
Bank of New York Mellon Corp.	84,754	3,410,501
State Street Corp.	71,514	5,258,425

Total Capital Markets		8,668,926

Consumer Finance - 4.2%
American Express Co.	71,937	5,619,718
Capital One Financial Corp.	46,019	3,627,218
Synchrony Financial	97,298	2,952,994	*

Total Consumer Finance		12,199,930

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	SHARES	VALUE
Insurance - 5.2%
Marsh & McLennan Cos. Inc.	80,391	$4,509,131
MetLife Inc.	67,516	3,412,934
Progressive Corp.	64,420	1,752,224
Travelers Cos. Inc.	52,887	5,718,671

Total Insurance		15,392,960

Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	39,958	3,762,046

TOTAL FINANCIALS		72,913,290

HEALTH CARE - 10.3%
Biotechnology - 1.9%
Amgen Inc.	35,099	5,610,575

Health Care Providers & Services - 2.3%
Anthem Inc.	43,072	6,650,748

Pharmaceuticals - 6.1%
Johnson & Johnson	48,989	4,928,293
Merck & Co. Inc.	97,474	5,602,806
Novartis AG, ADR	34,506	3,402,637
Teva Pharmaceutical Industries Ltd., ADR	62,725	3,907,767

Total Pharmaceuticals		17,841,503

TOTAL HEALTH CARE		30,102,826

INDUSTRIALS - 9.8%
Aerospace & Defense - 3.6%
Honeywell International Inc.	71,448	7,452,741
Precision Castparts Corp.	14,460	3,036,600

Total Aerospace & Defense		10,489,341

Industrial Conglomerates - 4.2%
General Electric Co.	275,622	6,838,182
United Technologies Corp.	47,189	5,530,550

Total Industrial Conglomerates		12,368,732

Machinery - 2.0%
Illinois Tool Works Inc.	59,936	5,822,183

TOTAL INDUSTRIALS		28,680,256

INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 1.5%
Motorola Solutions Inc.	65,849	4,390,153

Electronic Equipment, Instruments & Components - 2.0%
TE Connectivity Ltd.	80,505	5,765,768

IT Services - 1.3%
Xerox Corp.	301,101	3,869,148

Software - 2.4%
Microsoft Corp.	93,760	3,811,813
Nuance Communications Inc.	229,156	3,288,388	*

Total Software		7,100,201

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY		SHARES	VALUE
Technology Hardware, Storage & Peripherals - 2.3%
EMC Corp.		169,937	$4,343,590
International Business Machines Corp.		14,684	2,356,782

Total Technology Hardware, Storage & Peripherals			6,700,372

TOTAL INFORMATION TECHNOLOGY			27,825,642

MATERIALS - 5.4%
Chemicals - 1.0%
Air Products & Chemicals Inc.		19,055	2,882,640

Construction Materials - 1.4%
Martin Marietta Materials Inc.		28,998	4,053,920

Containers & Packaging - 1.8%
Crown Holdings Inc.		97,373	5,260,090	*

Metals & Mining - 1.2%
Freeport-McMoRan Inc.		196,418	3,722,121

TOTAL MATERIALS			15,918,771

TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Vodafone Group PLC, Sponsored ADR		87,055	2,844,957

UTILITIES - 1.7%
Multi-Utilities - 1.7%
Sempra Energy		46,838	5,106,279

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $178,793,903)			290,916,026

	RATE
SHORT-TERM INVESTMENTS - 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $1,630,274)	0.097%	1,630,274	1,630,274

TOTAL INVESTMENTS - 99.9% (Cost - $180,424,177#)			292,546,300
Other Assets in Excess of Liabilities - 0.1%			301,230

TOTAL NET ASSETS - 100.0%			$292,847,530

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s portfolio holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Large Cap Value Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Consumer discretionary	$44,926,712	$2,893,306	—	$47,820,018
Other common stocks	243,096,008	—	—	243,096,008

Total long-term investments	$288,022,720	$2,893,306	—	$290,916,026

Short-term investments†	1,630,274	—	—	1,630,274

Total investments	$289,652,994	$2,893,306	—	$292,546,300

†	See Schedule of Investments for additional detailed categorizations.

For the period ended March 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2015, securities valued at $2,893,306 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$116,861,886
Gross unrealized depreciation	(4,739,763)

Net unrealized appreciation	$112,122,123

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 21, 2015